Taxation (Tables)	12 Months Ended
Jul. 31, 2017
Major components of tax expense (income) [abstract]
Disclosure of Information About Income Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

Year ended July 31	2017	2016	2015
Income (loss) for the year	$(199,953)	$92,549	$(1,410,322)
Income tax expense	–	–	–
Income (loss) excluding income tax	$(199,953)	$92,549	$(1,410,322)

Income tax expense (recovery) using the Company’s domestic tax rate	$(52,000)	$24,000	$(367,000)
Non-deductible (deductible) expenses and other	1,000	(2,000)	31,000
Change in deferred tax rates	–	–	(2,000)
Differences in statutory tax rates	–	–	(1,000)
Changes in unrecognized temporary differences	51,000	(22,000)	339,000
	$–	$–	$–

Disclosure of Information About Provision for Deferred Tax Assets

As at July 31, 2017, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry:	Tax losses	Resource pools	Equipment and other
Within one year	$–	$–	$–
One to five years	–	–	–
After five years	5,487,000	–	82,000
No expiry date	–	4,334,000	113,000
	$5,487,000	$4,334,000	$195,000